CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 8,297	$ 10,284	$ 5,094	$ 636
Restricted cash	37	37	91	250
Accounts receivable:
Trade	1,078	1,824	2,284	852
Other	408	264	118	75
Prepaid expenses	56	93	72	3
Inventory:
On hand	2,076	1,744	2,061	1,704
On consignment	22	63	110	371
Total current assets	11,974	14,309	9,830	3,891
PROPERTY, PLANT AND EQUIPMENT, net	463	462	420	282
NON-CURRENT ASSETS:
Deferred debt issuance costs	874	961		15
Fund in respect of employee rights upon retirement	304	282	215	167
Total non-current assets	1,178	1,243	215	182
Total assets	13,615	16,014	10,465	4,355
CURRENT LIABILITIES:
Current maturities of long-term loan			94	355
Accounts payable and accruals :
Trade	556	441	814	1,103
Other	2,628	2,925	2,217	1,509
Advanced payment from customers	169	174	316	559
Loans from shareholders				20
Deferred revenues	10	10		398
Total current liabilities	3,363	3,550	3,441	3,944
LONG-TERM LIABILITIES:
Long term loan				75
Liability for employees rights upon retirement	394	354	270	206
Convertible loans	5,635	5,018		1,044
Contingently redeemable warrants	4,979	1,706
Total long-term liabilities	11,008	7,078	270	1,325
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
Total liabilities	14,371	10,628	3,711	5,269
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 68,160,161, 68,178,946 and 49,863,801 shares issued and outstanding at June 30, 2012 and December 31, 2011 and 2010, respectively	7	7	7	5
Additional paid-in capital	50,464	49,101	43,388	21,057
Accumulated deficit	(51,227)	(43,722)	(36,641)	(21,976)
Total equity (capital deficiency)	(756)	5,386	6,754	(914)
Total liabilities and equity (less capital deficiency)	$ 13,615	$ 16,014	$ 10,465	$ 4,355